Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Tax
Current income tax	$ 18,669	$ 10,712
Deferred tax expense	0	0
Income tax expense	$ 18,669	$ 10,712